Stockholders' Deficit (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise price	$ 0.50	$ 0.50
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.88%	1.52%
Expected life in years	10 months 17 days	10 months 28 days
Maximum [Member]
Risk free interest rate	1.12%	1.81%
Expected life in years	1 year 2 months 8 days	1 year 4 months 13 days
Options [Member]
Exercise price	$ 0.59		$ 0.40
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	0.77%		2.50%
Expected life in years	3 years	7 years	3 years
Expected volatility	150.00%		157.00%
Estimated fair value of stock on grant date	$ 0.50	$ 0.50
Options [Member] | Minimum [Member]
Exercise price		$ 0.10
Risk free interest rate		1.49%
Expected volatility		153.00%
Options [Member] | Maximum [Member]
Exercise price		$ 0.50
Risk free interest rate		2.63%
Expected volatility		157.00%